SHAREHOLDERS' EQUITY	12 Months Ended
Dec. 31, 2012
SHAREHOLDERS' EQUITY [Abstract]
SHAREHOLDERS' EQUITY
NOTE 14:-	SHAREHOLDERS' EQUITY
a. Share reverse split

On December 14, 2012 the Company announced a reverse split of its Ordinary shares.
Pursuant to the reverse split, each 4 Ordinary Shares, NIS 20.00 nominal value per share, will be converted into one Ordinary Share, NIS 80.00 nominal value per share. No fractional shares will be issued as a result of the reverse-split. Instead, all fractional shares will be rounded up to the next higher whole number of shares. All share and per share data in these financial statements and related notes are reported after the giving effect to the 1 for 4 reverse split.

As of December 13, 2012, there were 4,472,298 Ordinary Shares outstanding and after the reverse split there were 1,118,081 Ordinary Shares outstanding.

b.	Private placements:

On October 5, 2010 the Company entered into a definitive private placement agreement with Telegraph Hill Capital Fund I, LLC ("THCAP") for the issuance of an aggregate of 24,091 Ordinary Shares at a price per share of $ 12.44, or approximately $ 300 in total. In addition, the Company announced that Mr. Luis Gutierrez Roy, managing partner in THCAP was appointed to its Board of Directors.

On December 21, 2011 the company announced that it has entered into agreements with its convertible debt lenders, for the amendment of their loan agreements and the subsequent conversion of their debt into the Company's ordinary shares.

The amendments to the loan agreements provide that the amount of $ 2,523 of these loans was converted into the company's ordinary shares at a reduced conversion price of $ 6 per share, instead of the conversion rate of $ 13 per share set in the original loan agreements. As a result of the conversion, the company issued 420,491 ordinary shares.

In connection with the conversion, the term of warrants to purchase 160,996 shares that had been issued to the lenders, was extended by 2 years, until July 2014 and February 2015 (see Note 12). Following the extension of the warrants as mentioned above, in accordance with ASC 815, the Company recorded $86 financial expenses in its statement of operations in 2011, reflecting the incremental compensation caused directly from the extension.

On December 21, 2011 the remaining convertible loan of $ 501 (the "Deferred Loan" or the "2011 restructuring") remains outstanding, and will bear a reduced interest rate of 4% (as was accounted for in the Conversion Agreements). The Deferred Loan will no longer be convertible. The Deferred Loan will be repaid in 24 equal monthly installments commencing January 10, 2014 (instead of in two payments - in July 2012 and February 2013, according to the original convertible note agreement). The balance of the deferred loan as of December 31, 2012 is $527(see note 12).

c. Warrants to shareholders
The Company's outstanding warrants to shareholders as of December 31, 2012 are as follows

Outstanding and exercisable warrants	Weighted average exercise	Weighted average
as of	price of	remaining
December 31,	outstanding	contractual
2012	warrants	life (years)
154,781	$11	1.6
6,215	$11	2.1

d.	Stock option plans:

In May 2003, the Company's shareholders approved the adoption of the 2003 Israeli Stock Option Plan ("the Plan"), pursuant to which 31,250 ordinary shares were reserved for purchase by the employees, directors, consultants and service providers of the Company and its subsidiaries. Subsequently, the shareholders approved increases of the shares reserved for issuance under the Plan, initially to 50,000, and thereafter to 75,000, to 130,000, to 208,000 and in December 21, 2011 to 275,000. Any option which is canceled or forfeited before expiration will become available for future grants.

In December 2012, the Company's shareholders approved a 10-year extension to the Plan, until May 31, 2023,

As of Dece mber 31, 2012 an aggregate of 144,982 options are available for future grants under the Plan. Each option granted under the Plan expires between 3-10 years from the date of the grant. The options vest gradually over a period of up to four years.
A summary of the Company's employee and director stock option activity and related information for the year ended December 31, 2012, is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at January 1, 2012	124,707	$25	2.91	$60
Changes during the year:
Granted	-
Exercised	(1,093)
Forfeited or cancelled	(30,102)	$55.85

Outstanding at December 31, 2012	93,512	$23.45	2.74	78

Vested and expected to vest	81,284	$26.20	2.59	70
Exercisable at December 31,2012	81,284	$26.20	2.59	70
No options were granted during 2012 and 2010, the weighted-average grant-date fair value of options granted during the year ended December 31 2011 was $ 6.76. The aggregate intrinsic value in the table above represents the total intrinsic value (the difference between the fair market value of the Company's ordinary shares on December 31, 2012 and the exercise price, multiplied by the number of in-the-money options) that would have been received by the option holders had all option holders exercised their options on December 31, 2012.

Total intrinsic value of options exercised for the years ended December 31, 2012, 2011 and 2010 was $ 5, $ 33 and $ 62, respectively. As of December 31, 2012, there was $ 21 of total unrecognized compensation cost related to non-vested share-based compensation arrangements granted under the Company's Plan. That cost is expected to be recognized through 2014.

No cash was received from exercise of options in the years ended December 31, 2012, 2011 and 2010.

The options granted to employees and director outstanding as of December 31, 2012 separated into ranges of exercise prices, are as follows:

				Weighted average
	Options	Weighted	Options	Remaining
	outstanding	average	exercisable	contractual
	as of	remaining	as of	life of options
exercise	December 31,	contractual	December 31,	exercisable
price	2012	life (years)	2012	(years)

$0	11,751	0.85	11,751	0.85
$3.80	22,360	3.97	11,180	3.97
$8.00	9,199	3.25	9,199	3.25
$9.91	375	1.14	375	1.14
$11.00	617	1.56	617	1.56
$12.20	1,500	0.88	1,500	0.88
$20.00	9,155	1.00	8,107	1.00
$29.98	375	0.49	375	0.49
$33.60	3,750	5.24	3,750	5.24
$47.70	20,000	1.75	20,000	1.75
$50.40	14,030	4.3	14,030	4.3
$60.00	400	1.63	400	1.63

	93,512	2.74	81,284	3.2
e.	Warrants issued to service providers and debt providers:

The Company accounts for warrants issued to service providers and debt providers in accordance with the provisions of ASC 505-50, "Equity-Based Payments to Non-Employees". The fair value for these warrants was estimated at the date of grant using the Black-Scholes option pricing model. During the years 2012 and 2010 the Company granted warrants to several service and debt providers (see Note 12). No warrants were granted in 2011 to service and debt providers.

In March 2012, the company's Audit Committee and Board of Directors approved a grant of warrants to purchase 3,600 Ordinary shares to THCAP. The grant was approved by the company's shareholders on December 13, 2012. The warrants exercise price is $2.39 and will be exercisable for 3 years starting December 13, 2012.

The Company's outstanding warrants to service and debt holders as of December 31, 2012 are as follows:

				Weighted average
	Warrants	Weighted	Warrants	remaining
	outstanding	average	exercisable	contractual
	as of	remaining	as of	life of warrants
exercise	December 31,	contractual	December 31,	exercisable
price	2012	life (years)	2012	(years)

$0.00	330	1.00	330	1.00
$2.39	3,600	2.95	3,600	2.95
$10.00	5,000	3.58	5,000	3.58
$11.00	6,216	0.09	6,216	0.09
$14.88	17,274	1.093	17,274	1.093
$20.00	3,300	1.00	3,300	1.00
$80.80	1,218	0.62	1,218	0.62
$106.00	2,436	0.62	2,436	0.62

	39,374	1.37	39,374	1.37